Annual Fund Operating Expenses - Centerstone Investors Fund	Jul. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Centerstone Investors Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.40%	[2]
Centerstone Investors Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	2.15%	[2]
Centerstone Investors Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.15%	[2]

[1]	This number represents the combined total fees and operating expenses of the acquired funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	This number includes acquired fund fees and expenses. Centerstone Investors, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until August 1, 2027 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.35%, 2.10% and 1.10% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees, on behalf of the Fund, only on 60 days’ written notice to the Adviser or upon termination of the Advisory Agreement between the Trust and the Adviser.